Exhibit 99.1

SLM Student Loan Trust     2013-3

Monthly Servicing Report

Distribution Date 01/25/2017

Collection Period 12/01/2016 - 12/31/2016

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Investment Corp. - Excess Distribution Certificateholder

Page 1 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	06/20/2013	11/30/2016	12/31/2016
	Principal Balance	$1,205,799,342.60	$783,562,915.33	$773,741,026.30
	Interest to be Capitalized Balance	25,233,370.46	8,256,191.32	7,907,013.12
	Pool Balance	$1,231,032,713.06	$791,819,106.65	$781,648,039.42
	Specified Reserve Account Balance	6,249,953.00	1,979,547.77	1,954,120.10
	Adjusted Pool(1)	$1,237,282,666.06	$793,798,654.42	$783,602,159.52
	Weighted Average Coupon (WAC)	6.58%	6.60%	6.60%
	Number of Loans	277,088	177,646	175,263
	Aggregate Outstanding Principal Balance - Tbill		$1,055,955.94	$1,047,573.77
	Aggregate Outstanding Principal Balance - LIBOR		$790,763,150.71	$780,600,465.65
	Pool Factor		0.633459999	0.625323084
	Since Issued Constant Prepayment Rate		4.56%	4.53%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	12/27/2016	01/25/2017
	A2	78447YAB8	$116,860,667.88	$106,766,137.92
	A3	78447YAC6	$634,000,000.00	$634,000,000.00
	B	78447YAD4	$35,000,000.00	$35,000,000.00

C	Account Balances	12/27/2016	01/25/2017
	Reserve Account Balance	$1,979,547.77	$1,954,120.10
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,535,466.87	$5,043,629.62
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	12/27/2016	01/25/2017
	Adjusted Pool Balance + Supplemental Loan Purchase	$793,798,654.42	$783,602,159.52
	Total Notes	$785,860,667.88	$775,766,137.92
	Difference	$7,937,986.54	$7,836,021.60
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

II.	Trust Activity 12/01/2016 through 12/31/2016

A	Student Loan Principal Receipts
	Borrower Principal	4,795,580.50
	Guarantor Principal	2,460,489.30
	Consolidation Activity Principal	5,024,456.29
	Seller Principal Reimbursement	1,001.18
	Servicer Principal Reimbursement	(338.88)
	Rejected Claim Repurchased Principal	9,829.81
	Other Principal Deposits	2,362.69
	Total Principal Receipts	$12,293,380.89
B	Student Loan Interest Receipts
	Borrower Interest	1,389,261.20
	Guarantor Interest	78,066.69
	Consolidation Activity Interest	71,621.18
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	114.07
	Servicer Interest Reimbursement	3,635.27
	Rejected Claim Repurchased Interest	845.49
	Other Interest Deposits	56,479.45
	Total Interest Receipts	$1,600,023.35
C	Reserves in Excess of Requirement	$25,427.67
D	Investment Income	$6,603.55
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(2,508,162.75)
M	AVAILABLE FUNDS	$11,417,272.71
N	Non-Cash Principal Activity During Collection Period	$(2,471,491.86)
O	Non-Reimbursable Losses During Collection Period	$54,373.66
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$13,058.96
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

III.	2013-3 Portfolio Characteristics

		12/31/2016				11/30/2016
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.47%	934	$4,296,822.68	0.555%	6.47%	1,039	$4,867,365.90	0.621%
	GRACE	6.45%	397	$1,908,979.28	0.247%	6.49%	361	$1,628,518.92	0.208%
	DEFERMENT	6.53%	17,084	$76,171,096.11	9.845%	6.53%	18,167	$80,738,145.99	10.304%

REPAYMENT:	CURRENT	6.59%	119,230	$487,086,949.21	62.952%	6.59%	120,573	$493,226,946.51	62.947%
	31-60 DAYS DELINQUENT	6.63%	5,433	$27,753,198.84	3.587%	6.69%	5,052	$25,776,492.70	3.290%
	61-90 DAYS DELINQUENT	6.67%	2,523	$13,056,773.25	1.687%	6.66%	2,463	$12,883,035.36	1.644%
	91-120 DAYS DELINQUENT	6.68%	1,822	$9,635,189.19	1.245%	6.66%	1,294	$6,843,143.65	0.873%
	> 120 DAYS DELINQUENT	6.61%	4,850	$24,487,914.11	3.165%	6.60%	5,049	$25,161,622.27	3.211%

	FORBEARANCE	6.68%	22,051	$124,947,269.50	16.148%	6.65%	22,729	$128,168,377.89	16.357%
	CLAIMS IN PROCESS	6.71%	939	$4,396,834.13	0.568%	6.70%	917	$4,259,337.04	0.544%
	AGED CLAIMS REJECTED	0.00%	0	-	0.000%	6.80%	2	$9,929.10	0.001%

TOTAL			175,263	$773,741,026.30	100.00%		177,646	$783,562,915.33	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

IV.	2013-3 Portfolio Characteristics (cont'd)

	12/31/2016	11/30/2016
Pool Balance	$781,648,039.42	$791,819,106.65
Outstanding Borrower Accrued Interest	$18,484,510.02	$18,613,537.45
Borrower Accrued Interest to be Capitalized	$7,907,013.12	$8,256,191.32
Borrower Accrued Interest >30 Days Delinquent	$2,284,593.24	$2,192,510.14
Total # Loans	175,263	177,646
Total # Borrowers	78,200	79,325
Weighted Average Coupon	6.60%	6.60%
Weighted Average Remaining Term	123.10	123.02
Non-Reimbursable Losses	$54,373.66	$58,447.51
Cumulative Non-Reimbursable Losses	$2,618,361.37	$2,563,987.71
Since Issued Constant Prepayment Rate (CPR)	4.53%	4.56%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	$10,675.30	-
Cumulative Rejected Claim Repurchases	$368,815.37	$358,140.07
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$2,534,746.35	$2,445,159.80
Borrower Interest Accrued	$3,952,136.99	$3,866,467.57
Interest Subsidy Payments Accrued	$360,535.44	$358,462.90
Special Allowance Payments Accrued	$32,492.18	$24,480.26

Page 5 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

V.	2013-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL(1)- Subsidized	6.43%	92,208	315,575,830.91	40.786%
	- GSL - Unsubsidized	6.48%	76,123	399,803,809.22	51.672%
	- PLUS(2) Loans	8.34%	6,931	58,361,165.27	7.543%
	- SLS(3) Loans	3.80%	1	220.90	0.000%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.60%	175,263	$773,741,026.30	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.60%	149,371	693,662,011.83	89.650%
	- Two Year	6.58%	21,555	66,891,119.51	8.645%
	- Technical	6.83%	4,247	12,839,068.99	1.659%
	- Other	5.80%	90	348,825.97	0.045%
	Total	6.60%	175,263	$773,741,026.30	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

VI.	2013-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$11,417,272.71
A	Primary Servicing Fee	$280,687.90	$11,136,584.81
B	Administration Fee	$6,667.00	$11,129,917.81
C	Class A Noteholders' Interest Distribution Amount	$740,943.12	$10,388,974.69
D	Class B Noteholders' Interest Distribution Amount	$63,609.77	$10,325,364.92
E	Reserve Account Reinstatement	-	$10,325,364.92
F	Class A Noteholders' Principal Distribution Amount	$10,094,529.96	$230,834.96
G	Class B Noteholders' Principal Distribution Amount	-	$230,834.96
H	Unpaid Expenses of The Trustees	-	$230,834.96
I	Carryover Servicing Fee	-	$230,834.96
J	Remaining Amounts to the Noteholders after the first auction date	-	$230,834.96
K	Excess Distribution Certificateholder	$230,834.96	-

Waterfall Triggers
A	Student Loan Principal Outstanding	773,741,026.30
B	Interest to be Capitalized	$7,907,013.12
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,954,120.10
E	Less: Specified Reserve Account Balance	$(1,954,120.10)
F	Total	$781,648,039.42
G	Class A Notes Outstanding (after application of available funds)	$740,766,137.92
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

VII.	2013-3 Distributions

Distribution Amounts

	A2	A3	B
Cusip/Isin	78447YAB8	78447YAC6	78447YAD4
Beginning Balance	$116,860,667.88	$634,000,000.00	$35,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.30%	0.50%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	12/27/2016	12/27/2016	12/27/2016
Accrual Period End	1/25/2017	1/25/2017	1/25/2017
Daycount Fraction	0.08055556	0.08055556	0.08055556
Interest Rate*	1.05611%	1.25611%	2.25611%
Accrued Interest Factor	0.000850755	0.001011866	0.001817422
Current Interest Due	$99,419.83	$641,523.29	$63,609.77
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$99,419.83	$641,523.29	$63,609.77
Interest Paid	$99,419.83	$641,523.29	$63,609.77
Interest Shortfall	-	-	-
Principal Paid	$10,094,529.96	-	-
Ending Principal Balance	$106,766,137.92	$634,000,000.00	$35,000,000.00
Paydown Factor	0.032046127	0.000000000	0.000000000
Ending Balance Factor	0.338940120	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017

VIII.	2013-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$785,860,667.88
	Adjusted Pool Balance	$783,602,159.52
	Overcollateralization Amount	$7,836,021.60
	Principal Distribution Amount	$10,094,529.96
	Principal Distribution Amount Paid	$10,094,529.96

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,979,547.77
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,979,547.77
	Required Reserve Acct Balance	$1,954,120.10
	Release to Collection Account	$25,427.67
	Ending Reserve Account Balance	$1,954,120.10

C	Floor Income Rebate Account
	Beginning Period Balance	$2,535,466.87
	Deposits for the Period	$2,508,162.75
	Release to Collection Account	-
	Ending Balance	$5,043,629.62

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2013-3 Monthly Servicing Report: Collection Period 12/01/2016 - 12/31/2016, Distribution Date 01/25/2017